Balance Sheets - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Current Assets
Cash	$ 0
Prepaid ExpensesandOther Current Assets	36,500
Inventory	1,523,740
Accounts Receivable	14,769
Total current assets	1,575,009
Property and Equipment	267,489
Total Assets	1,842,497	0
Current Liabilities
Accounts Payable and Accrued Liabilities	588,528	151,580
Client Deposits	1,044,589
Bank Overdraft	32,038
Current Portion of Notes Payable	112,359	3,000
Loans from Related Parties	317,861	22,500
Current Portion of Line of Credit	22,307
Current Portion of Capital Leases	37,422
Convertible Notes Payable, Net of Discount	787,689	393,750
Judgement Payable	248,490
Derivative Liability	1,956,105	147,667
Total Current Liabilities	7,020,582	718,497
Long-Term Debt
Notes Payable, Less Current Portion	319,561
Capital Leases, Less Current Portion	452,269
Line of Credit, Less Current Portion	70,275
Total Long-Term Debt	842,104
Total Liabilities	5,989,492	718,497
Stockholders' Equity/(Deficit)
Preferred Stock, $.0001 par value, 500,000,000 million authorized 500,000,000 and 0 shares issued and outstanding at December 31, 2016 and 2015, respectively	8,500	1,000
Common Stock, $.0001 par value, 500,000,000 million authorized 114,815,781 and 8,000,000 shares issued and outstanding at December 31, 2016 and 2015, respectively	12,982	32,885
Additional Paid-In Capital	(2,834,093)	17,790,957
Retained Earnings(Deficit)	(1,334,384)	(18,543,339)
Total Stockholders' Equity/(Deficit)	(4,146,995)	(718,497)
Total Liabilities & Stockholders’ Equity/(Deficit)	$ 1,842,497	$ 0